INCOME TAXES - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2009
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 51.1	$ 47.9	$ 9.8
Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Tax Credit Carryforward, Amount	$ 2.3		$ 0.2